Financial Instruments Risk - Liquidity Risk Narrative (Details) $ in Thousands	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 437,807		$ 421,457	$ 162,179
Shelf Prospectus, amount allowed		$ 713,700,000
2021 At-The-Market Program
Disclosure of nature and extent of risks arising from financial instruments [line items]
ATM supplement, additional amount allowed, common shares		$ 186,200,000